SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) - Service Based Stock Options [Member] - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Number of options
Outstanding at January 1, 2020	4,091,127
Granted	1,156,331
Exercised	(424,360)
Cancelled	(221,736)
Outstanding at June 30, 2020	4,601,362	4,091,127
Exercisable at June 30, 2020	1,839,962
Vested and expected to vest at June 30, 2020	3,777,117
Weighted average Exercise price
Outstanding at January 1, 2020	$ 3.79
Granted	3.11
Exercised	4.00
Cancelled	4.27
Outstanding at June 30, 2020	3.58	$ 3.79
Exercisable at June 30, 2020	3.60
Vested and expected to vest at June 30, 2020	$ 3.82
Weighted average Remaining contractual term ( in years)
Outstanding at June 30, 2020	13 years 7 months 2 days	4 years 8 months 12 days
Exercisable at June 30, 2020	3 years 7 months 28 days
Vested and expected to vest at June 30, 2020	10 years 9 months 29 days
Aggregate intrinsic value
Outstanding at January 1, 2020	$ 10,226
Exercised	1,675
Outstanding at June 30, 2020	8,699	$ 10,226
Exercisable at June 30, 2020	3,310
Vested and expected to vest at June 30, 2020	$ 6,579